SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The condensed consolidated interim statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of March 31, 2025 and December 31, 2024, the Corporation did not have any subsidiaries and as such the numbers presented as of the three months ended March 31, 2025 and the year ended December 31, 2024 are on a stand-alone basis.
Cash and Cash Equivalents
Cash and cash equivalents includes cash on hand and deposits in financial institutions.
Expenses
The Corporation was charged certain banking fees. These fees are recognized as incurred and presented in the Corporation’s consolidated statements of operations as operating expenses.
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of December 31, 2024 and 2023, the Corporation did not have any subsidiaries and as such the numbers presented as of the years ended December 31, 2024 and 2023 are on a stand-alone basis. As of December 31, 2022, the Corporation had one subsidiary and as such the numbers presented as of the year ended December 31, 2022 are on a consolidated basis. Statements of operations, changes in stockholder’s equity, and cash flows have not been presented for the year ended December 31, 2022 because the Corporation had not engaged in any business or other activities except in connection with its formation.
Cash and Cash Equivalents
Cash and cash equivalents includes cash on hand and deposits in financial institutions.
Investments
When the Corporation does not have a controlling financial interest in an entity, but can exert significant influence over the entity’s operating and financial policies, the investment is accounted for as an equity method investment. The Corporation has elected to apply the fair value option to equity method investments. The Corporation had one equity method investment in Titan Merger Sub 2, Inc (“Merger Sub 2”) through May 19, 2023 when Merger Sub 2 was authorized for dissolution. No gains or losses were recognized in relation to the Corporation’s investment. As of December 31, 2024 and 2023, the Corporation had no equity method investments.
Expenses
The Corporation is charged certain banking fees. These fees are recognized as incurred and presented in the Corporation’s consolidated statements of operations as operating expenses.